BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED JUNE 6, 2019

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2019

OPPENHEIMER GLOBAL EQUITY PORTFOLIO

On May 24, 2019, Invesco Ltd. acquired OppenheimerFunds, Inc. (“Oppenheimer”) (the “Acquisition”). In connection with the Acquisition, Invesco Advisers, Inc. (“Invesco”) became the subadviser to Oppenheimer Global Equity Portfolio (the “Portfolio”) and the name of the Portfolio changed to Invesco Global Equity Portfolio. All references to the former name of the Portfolio contained in the Statement of Additional Information (the “SAI”) are changed to the Portfolio’s new name and all references to Oppenheimer as the Portfolio’s subadviser contained in the SAI are changed to Invesco. The Insurance Companies (as defined in the Portfolio’s Prospectus) may continue to refer to Oppenheimer as the Portfolio’s subadviser and to the Portfolio by its former name in their forms and communications until such documents can be revised.

There are no expected changes to the Portfolio’s portfolio managers, investment objective or principal investment strategies and risks in connection with the Acquisition.

In connection with the changes described above, the following changes are made to the SAI:

In the subsection entitled “Investment Advisory and Other Services – Subadvisory Arrangements for Trust I and Trust II – Ownership Information for the Subadvisors to Trust I and Trust II,” the paragraph describing the ownership of Oppenheimer is deleted in its entirety.

In Appendix B – “Proxy Voting Policies and Procedures,” the proxy voting policies and procedures for Oppenheimer are deleted in their entirety.

In Appendix C – “Portfolio Managers,” the section titled “Oppenheimer Global Equity Portfolio” is deleted in its entirety and the section titled “Invesco Balanced-Risk Allocation Portfolio, Invesco Comstock Portfolio and Invesco Small Cap Growth Portfolio” is amended to add Invesco Global Equity Portfolio and the information for John Delano, CFA, set forth in the table below:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
John Delano, CFA,	Registered Investment Companies	9	$17,347,254,763	0	N/A
Invesco Global Equity Portfolio	Other Pooled Investment Vehicles	2	$229,389,816	0	N/A
	Other Accounts	1	$94,584,326	0	N/A

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SAI FOR FUTURE REFERENCE